INTEREST EXPENSES (Tables)	12 Months Ended
Dec. 31, 2021
INTEREST EXPENSES
Schedule of interest expenses

	Year ended December 31,
	2019	2020	2021

	(HK$ in thousands)
Interest expenses for margin financing
Due to banks	36,206	45,545	125,002
Due to other licensed financial institutions	28,636	38,246	51,179
Due to other parties	3,930	—	—
Interest expenses for securities borrowed
Due to clients	1,298	7,984	132,034
Due to brokers	9,077	13,853	18,624
Interest expenses for IPO financing
Due to banks	10,091	79,337	50,063
Due to other parties	—	125	—
Total	89,238	185,090	376,902